Annual Total Returns - Salient Global Real Estate Fund (Investor Class and Institutional Class) [BarChart] - No Load - Salient Global Real Estate Fund - Institutional Class	May 01, 2021
Bar Chart Table:
Annual Return 2011	(14.56%)
Annual Return 2012	54.75%
Annual Return 2013	(3.31%)
Annual Return 2014	1.75%
Annual Return 2015	(3.76%)
Annual Return 2016	0.98%
Annual Return 2017	21.88%
Annual Return 2018	(10.51%)
Annual Return 2019	21.31%
Annual Return 2020	(9.98%)